Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015 USD ($) Segment $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts		$ 43	$ 13
Impairment of Long-Lived Assets (Vessels) [Abstract]
Charter rates assumed for asset impairment		Combination of 2-year forward freight agreements and the median of the trailing 10-year historical charter rates available for each type of vessel
Period of forward freight agreements		2 years
Period within which historical charter rates available for each type of vessel		10 years
Annual inflation rate assumed for asset impairment		2.00%
Impairment loss for vessels		$ 0	0	$ 3,564
Income Taxes [Abstract]
Minimum percentage for recognition of income tax position		50.00%
Hong Kong tax rate		16.50%
Foreign exchange tax		$ 32
Minimum stock ownership percentage for tax exemption		50.00%
Minimum vote and value percentage of regularly traded stock		50.00%
Significant shareholder percentage		5.00%
Minimum percentages of shipping income would be treated as being United States source income		50.00%
Tax rate on US source shipping income		2.00%
Unrecognized tax expense for tax exempt entity		$ 0	$ 0	25
Segment Reporting [Abstract]
Number of reportable segments | Segment		1
Salvage Value Change [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Increase in depreciation expense		$ 235
Increase in depreciation expense (in dollars per share) | $ / shares		$ 0.02
Estimated Useful Life Change [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Increase in depreciation expense		$ 289
Increase in depreciation expense (in dollars per share) | $ / shares		$ 0.03
Computer Software and Hardware [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Estimated useful life of property and equipment		3 years
Vessel [Member]
Asset Depreciation, Salvage Value and Estimated Useful Life [Abstract]
Estimated useful life of property and equipment	30 years	25 years
African Oryx [Member]
Vessels Held for Sale [Abstract]
Impairment of Long-Lived Assets to be Disposed of				867
Vessels Davakis G. and Delos Ranger [Member]
Vessels Held for Sale [Abstract]
Impairment of Long-Lived Assets to be Disposed of				10,697
Vessels remeasurement				7,000
Financed by the DVB and UOB loan facilities [Member]
Vessels Held for Sale [Abstract]
Vessels remeasurement				$ 1,000
Minimum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Dry-docking and special survey cost amortization period		2 years
Maximum [Member]
Dry-Docking and Special Survey Costs [Abstract]
Dry-docking and special survey cost amortization period		3 years